Right-of-use asset	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use asset

10.  Right-of-use asset

Right-of-use assets as at December 31, 2021 are as follows:

$
Balance - December 31, 2019	95,851
Amortization	(5,991)
Impairment	(89,860)
Balance - December 31, 2020	-
Additions	179,755
Amortization	(8,300)
Effects of foreign exchange	(3,148)
Balance - December 31, 2021	168,307

As of March 31, 2020, the Company did not occupy one of the leased premises and has been unsuccessful in subleasing this space. As a result, the Company recognized an impairment loss of $89,860 resulting in a right-of-use asset balance of $nil as of December 31, 2020.